Equity-method investees (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity Method Investees [Abstract]
Summary of Changes in Carrying Amount of Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2025 and 2024 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Foundation "Made in Italy circolare e sostenibile"	Salena S.r.l.	Total
Balance as at December 31, 2023	38,645	609	—	569	8	—	39,831
Share of profit for the year	988	(4)	(548)	(47)	—	—	389
Loss allowance	—	—	602	—	—	—	602
Share of other comprehensive income	686	—	—	—	—	—	686
Dividends received/(distributed)	—	(77)	—	—	—	—	(77)
Liquidation	—	(520)	—	—	—	—	(520)
Effect of translation adjustments	—	(8)	(54)	26	—	—	(36)
Balance as at December 31, 2024	40,319	—	—	548	8	—	40,875
Share of profit for the year	82	—	(512)	59	—	—	(371)
Loss allowance	—	—	364	—	—	—	364
Share of other comprehensive income	(1,309)	—	—	—	—	—	(1,309)
Dividends received/(distributed)	(2,221)	—	—	—	—	—	(2,221)
Liquidation	—	—	—	—	—	—	—
Effect of translation adjustments	—	—	148	(28)	—	—	120
Balance as at December 31, 2025	36,871	—	—	579	8	—	37,458

Summary of Reconciliation of Fair Value of Retained Interest at the date of loss of control with carrying amount in Consolidated Statement of Financial Position

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2024 with the carrying amount as at December 31, 2025 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2024		40,319
Dividends distribution		(2,221)
Share capital reduction		—
Group’s share of profit for the year	(366)
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	469
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	82	82
Group’s share of other comprehensive income		(1,309)
Carrying amount as at December 31, 2025		36,871

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2023 with the carrying amount as at December 31, 2024 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2023		38,645
Dividends distribution		—
Share capital reduction		—
Group’s share of profit for the year	292
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	717
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	988	988
Group’s share of other comprehensive income		686
Carrying amount as at December 31, 2024		40,319

Summarized Statement of Financial Position and Profit or Loss of Joint Venture

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2025 and 2024

	31/12/25	31/12/24
Current assets	41,569	52,951
Non-current assets	14,262	16,954
Current liabilities	(20,903)	(25,753)
Non-current liabilities	(1,611)	(2,885)
Net Assets	33,317	41,267
Group’s share in net assets – 49% of net assets	16,325	20,221
Intangible assets	753	1,272
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(4,626)	(4,994)
Elimination of intercompany profit on inventories	(1,530)	(1,999)
Deferred tax liabilities	(191)	(321)
Group’s carrying amount of interest	36,871	40,319

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Revenue	48,508	57,222	69,939
Cost of sales	(29,320)	(33,492)	(39,823)
Other income and expenses, net	(34)	(7)	(747)
Selling expenses	(17,687)	(19,036)	(24,297)
Administrative expenses	(1,623)	(2,775)	(3,332)
Impairment on trade receivables	122	(520)	—
Net finance income	(37)	78	315
Profit before tax	(71)	1,470	2,055
Income tax expense	(675)	(874)	(522)
Profit for the period	(746)	596	1,533
Other comprehensive profit/(loss)	(2,671)	1,400	(2,565)
Total comprehensive profit for the period	(3,417)	1,996	(1,032)
Group’s share of profit for the period – 49%	(366)	292	751
Elimination of amortisation of Natuzzi’s trademarks	368	368	367
Elimination of intercompany profit on inventories	469	717	2,144
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	82	988	2,873
Group’s share of other comprehensive income/(loss) for the period	(1,309)	686	(1,257)
Group’s share of total comprehensive income/(loss) for the period	(1,227)	1,674	1,616
Dividends received by the Group	2,221	—	—

Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings

As at December 31, 2025 and 2024 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/25	31/12/24
Cash and cash equivalents	25,461	33,230
Lease liabilities current	(1,611)	(2,885)
Lease liabilities non-current	(1,202)	(767)
Total, net	22,648	29,578

Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense

For the years ended December 31, 2025, 2024 and 2023, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2025	2024	2023
Depreciation and amortisation	2,710	4,153	5,571
Interest income	130	263	557
Interest expense	165	354	242
Income tax expense	675	874	522